Subsequent events after the Statement of Financial Position date (Details) - Events after Reporting Period € in Millions	1 Months Ended
May 05, 2020 EUR (€) shares
Events after Reporting Period [Line Items]
Purchase of treasury shares (in shares) | shares	748,000
Purchase of treasury shares | €	€ 12.2